Matthews Asia Dividend Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.4%
	Shares	Value
Japan: 30.5%
ITOCHU Corp.	445,200	$23,994,096
ORIX Corp.	743,600	17,399,388
Tokio Marine Holdings, Inc.	454,000	16,740,999
Suzuki Motor Corp.	1,448,700	16,312,204
Shin-Etsu Chemical Co., Ltd.	318,700	13,318,600
Bandai Namco Holdings, Inc.	569,900	13,004,077
Nippon Gas Co., Ltd.	780,900	12,557,118
GLP J-Reit	13,541	12,514,881
Nissin Foods Holdings Co., Ltd.	428,400	11,971,325
Terumo Corp.	606,400	11,487,938
Ajinomoto Co., Inc.	295,100	11,420,935
SHO-BOND Holdings Co., Ltd.	283,900	11,256,809
Keyence Corp.	23,300	11,166,809
Nomura Research Institute, Ltd.	289,300	10,736,411
Hikari Tsushin, Inc.	47,900	10,668,269
Denso Corp.	659,300	9,910,201
Kakaku.com, Inc.	472,400	8,223,171
Total Japan		222,683,231

China/Hong Kong: 27.1%
Tencent Holdings, Ltd.	532,500	29,609,605
AIA Group, Ltd.	2,643,200	23,082,689
JD.com, Inc. Class A	823,533	16,518,316
Yum China Holdings, Inc.	349,028	15,713,240
Wuliangye Yibin Co., Ltd. A Shares	649,200	14,873,942
NARI Technology Co., Ltd. A Shares	3,702,968	14,459,750
Midea Group Co., Ltd. A Shares	1,333,441	14,368,353
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,488,343	14,357,431
NetEase, Inc.	727,900	13,596,970
HKT Trust & HKT, Ltd.	9,288,000	11,871,385
Minth Group, Ltd.[b]	5,459,000	11,086,393
Yuexiu Transport Infrastructure, Ltd.	20,090,000	9,756,550
Link REIT	1,625,520	8,103,641
Total China/Hong Kong		197,398,265

Taiwan: 9.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,367,469	41,234,870
Delta Electronics, Inc.	1,149,000	13,708,799
Chailease Holding Co., Ltd.	2,393,228	12,309,466
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,948	3,811,709
Total Taiwan		71,064,844

Australia: 9.7%
CSL, Ltd.	72,347	14,290,960
Ventia Services Group Pty, Ltd.	4,113,111	12,910,234
AUB Group, Ltd.	600,564	12,783,541
Ampol, Ltd.	576,041	12,151,027
Lottery Corp., Ltd.	3,285,857	11,583,409
Breville Group, Ltd.	296,258	6,972,499
Total Australia		70,691,670

India: 9.2%
HDFC Bank, Ltd.	1,183,677	24,377,029
Tata Consultancy Services, Ltd.	323,822	16,488,528
Hindustan Unilever, Ltd.	389,336	13,742,335

	Shares	Value
Power Grid Corp. of India, Ltd.	2,933,485	$12,372,220
Total India		66,980,112

South Korea: 6.6%
Macquarie Korea Infrastructure Fund	1,693,367	15,210,285
SK Telecom Co., Ltd.	296,594	12,630,532
Samsung Electronics Co., Ltd.	264,560	12,365,221
LEENO Industrial, Inc.	57,100	8,223,946
Total South Korea		48,429,984

Singapore: 3.0%
United Overseas Bank, Ltd.	449,500	11,220,406
Capitaland India Trust	12,082,200	10,894,285
Total Singapore		22,114,691

Thailand: 1.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	15,147,400	14,069,288
Total Thailand		14,069,288

Indonesia: 1.7%
PT Bank Rakyat Indonesia Persero Tbk	36,716,384	12,008,548
Total Indonesia		12,008,548

TOTAL COMMON EQUITIES		725,440,633
(Cost $654,873,396)
RIGHTS: 0.0%
South Korea: 0.0%
Macquarie Korea Infrastructure Fund, Rights, Expires 10/07/24[b]	177,932	0
Total South Korea		0

TOTAL RIGHTS		0
(Cost $0)

Total Investments: 99.4%		725,440,633
(Cost $654,873,396)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		4,692,012
Net Assets: 100.0%		$730,132,645

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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